SUMMARY OF ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
401(k) PLAN
EBP, Accounting Policy [Line Items]
SUMMARY OF ACCOUNTING POLICIES	SUMMARY OF ACCOUNTING POLICIES
Basis of Accounting
The financial statements of the Plan are presented on the accrual basis of accounting.
Investment Valuation and Income Recognition
The Plan’s investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Guaranteed Income Fund ("GIF") is stated at contract value. Common stock and Registered Investment Companies are valued based upon quoted market prices.
Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation in the fair value of investments includes the Plan's gains and losses on investments bought and sold as well as held during the year.
Contributions
Participant contributions and any related employer matching contributions are recognized in the period during which the employer makes the respective payroll deduction from the participant's compensation.
Payment of Benefits
Benefits are recorded when paid.
Expenses
Investment-related expenses are included within net appreciation in fair value of investments on the Statement of Changes in Net Assets Available for Benefits. Administrative expenses and record keeping fees for the Plan are included within "Fees, net" on the Statement of Changes in Net Assets Available for Benefits. In addition, fees related to the administration of participant loans are charged directly to the participant's account and are also included within "Fees, net" on the Statement of Changes in Net Assets Available for Benefits.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Plan Administrator to make estimates and assumptions that could affect the reported amounts of net assets at the date of the financial statements and the reported amounts of changes in net assets available for benefits and disclosure of contingent assets and liabilities during the reporting period. Actual results could differ from those estimates.